Principal Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue
Total revenue	$ 298,617	$ 229,990	$ 208,172
Services expiration period	12 months
Remaining performance obligations	$ 7,902	7,308
Contract liability, including both deferred revenue and the advance from customers	$ 39,248	39,084
Revenue, remaining performance obligation, optional exemption, performance obligation [true false]	true
Current deferred revenue
Disaggregation of Revenue
Remaining performance obligations	$ 7,525	6,802
Non-current deferred revenue
Disaggregation of Revenue
Remaining performance obligations	$ 377	506
Maximum
Disaggregation of Revenue
Remaining performance obligation recognition period	36 months
Minimum
Disaggregation of Revenue
Remaining performance obligation recognition period	18 months
IoT PaaS
Disaggregation of Revenue
Total revenue	$ 217,069	167,694	152,914
IoT PaaS | Maximum
Disaggregation of Revenue
Life cycle of different smart devices	2 years
IoT PaaS | Minimum
Disaggregation of Revenue
Life cycle of different smart devices	1 year 6 months
Smart solution
Disaggregation of Revenue
Total revenue	$ 41,965	26,517	25,446
SaaS and others
Disaggregation of Revenue
Total revenue	$ 39,583	$ 35,779	$ 29,812